Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies [Line Items]
Schedule of Aggregate Estimated Minimum Operating Leases
The table below presents management’s estimate as of June 30, 2021, of the maximum amounts that would be payable under the TRA assuming that the Company will have sufficient taxable income each year to fully realize the expected tax savings. In light of the numerous factors affecting the Company’s obligation to make such payments, the timing and amounts of any such actual payments may differ materially from those presented in the table
.

(dollars in thousands)	Potential Payments Under the Tax Receivable Agreement
July 1, 2021 to December 31, 2021	$—
2022	18,710
2023	33,871
2024	32,089
2025	32,703
Thereafter	470,546

Total Payments	587,919
Less adjustment to fair value for contingent consideration	(125,740)

Total TRA Liability	$462,179

Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Commitments and Contingencies [Line Items]
Schedule of Aggregate Estimated Minimum Operating Leases
As of December 31, 2020, aggregate estimated minimum lease commitments under the Company’s operating leases were as follows:

Year Ended December 31,	Amount
2021	$5,882
2022	8,354
2023	8,101
2024	6,000
2025	5,923
Thereafter	37,061

Total	$71,321